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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darren Huber
Title:   Chief Compliance Officer
Phone:   415-289-3606

Signature, Place, and Date of Signing:

     /s/ Darren Huber           Sausalito, CA            August 14, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-__________________    ________________________________________________
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          37
Form 13F Information Table Value Total: $   328,409
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number           Name

____      28-_______________________     ______________________________________
[Repeat as necessary.]

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
                                               FORM 13F INFORMATION TABLE
                                               --------------------------
COLUMN 1                  COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
--------             -------------------  --------- -------------- -----------------    ---------- -------- ----------------
                                                                                                            VOTING AUTHORITY
                                                                   SHRS OR SH/ PUT/     INVESTMENT  OTHER   ----------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP    VALUE (x$1000) PRN AMT PRN CALL     DISCRETION MANAGERS SOLE SHARE    NONE
--------------       -------------------  --------- -------------- ------- --- -----    ---------- -------- ---- -----    -----
Alliant Techsystems
Inc 2.75%
15-Feb-2024 OLD         US Corp Debt      018804AH7 $ 4,580,000.00  3,500  PRN             SOLE             SOLE

American Medical Sys
3.25% 1-Jul-2036        US Corp Debt      02744MAA6 $19,755,000.00 17,500  PRN             SOLE             SOLE
Amkor Tech Inc 2.5%
15-May-2011             US Corp Debt      031652AX8 $ 6,305,000.00  5,000  PRN             SOLE             SOLE
Archstone Smith
4.0% 15-Jul-36          US Corp Debt      039584AC1 $ 7,875,000.00  7,500  PRN             SOLE             SOLE
AGIX 1 1/2 02/01/12     US Corp Debt      047439AD6 $ 2,349,000.00  5,000  PRN             SOLE             SOLE
Boston Properties
3.75% 15-May-2036       US Corp Debt      10112RAG9 $13,789,000.00 12,500  PRN             SOLE             SOLE
BRE Properties
4.125% 15-Aug-2026      US Corp Debt      05564EBH8 $ 5,165,000.00  5,000  PRN             SOLE             SOLE
Ceradyne Inc 2.875%
15-Dec-2035             US Corp Debt      156710AA3 $14,609,000.00 10,500  PRN             SOLE             SOLE
Ciena Corp .875%
15-Jun-2017             US Corp Debt      171779AE1 $ 5,367,000.00  5,000  PRN             SOLE             SOLE
Commonwealth
Telephone
Enterprises 3.25%
15-Jul-2023             US Corp Debt      203349AB1 $ 3,315,000.00  2,995  PRN             SOLE             SOLE
Commonwealth
Telephone
Enterprises 3.25%
15-Jul-2023             US Corp Debt      203349AC9 $ 6,080,000.00  5,492  PRN             SOLE             SOLE
Conexant Systems
4.0% 1-Mar-2026         US Corp Debt      207142AH3 $10,824,000.00 12,471  PRN             SOLE             SOLE
Cubist
Pharmaceuticals
2.125% 15-Jun-2013      US Corp Debt      229678AC1 $13,887,000.00 15,000  PRN             SOLE             SOLE
Dominion Resource
2.125% 15-Dec-2023      US Corp Debt      25746UAT6 $13,065,000.00 11,115  PRN             SOLE             SOLE
Electronic Data
System 3.875%
15-Jul-2023             US Corp Debt      285661AF1 $ 3,047,000.00  3,000  PRN             SOLE             SOLE
ExpressJet 4.25%
8/01/2023               US Corp Debt      30218UAB4 $ 1,455,000.00  1,500  PRN             SOLE             SOLE

Fleetwood
Enterprises 5.0%
15-Dec-2023             US Corp Debt      339099AD5 $ 6,716,000.00  6,500  PRN             SOLE             SOLE
Frontier Airline
5.0% 15-Dec-2025        US Corp Debt      359065AA7 $12,335,000.00 14,000  PRN             SOLE             SOLE

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
                                               FORM 13F INFORMATION TABLE
                                               --------------------------
COLUMN 1                  COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
--------             -------------------  --------- -------------- -----------------    ---------- -------- ----------------
                                                                                                            VOTING AUTHORITY
                                                                   SHRS OR SH/ PUT/     INVESTMENT  OTHER   ----------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP    VALUE (x$1000) PRN AMT PRN CALL     DISCRETION MANAGERS SOLE SHARE    NONE
--------------       -------------------  --------- -------------- ------- --- -----    ---------- -------- ---- -----    -----
Grey Wolf 3.75
7-May-2023              US Corp Debt      397888AD0 $ 7,974,000.00   6,000 PRN             SOLE             SOLE
Incyte Corp 3.5%
15-Feb-2011             US Corp Debt      45337CAF9 $ 7,163,000.00   8,000 PRN             SOLE             SOLE
JDS Uniphase Corp
0% 15-Nov-2010          US Corp Debt      46612JAB7 $ 4,642,000.00   5,000 PRN             SOLE             SOLE
Mentor Graphics
float 6-Aug-2023        US Corp Debt      587200AD8 $ 4,097,000.00   4,000 PRN             SOLE             SOLE
Mentor Graphics
6.25% 1-Mar-2026        US Corp Debt      587200AF3 $13,715,000.00  12,500 PRN             SOLE             SOLE
Molson Coors 2.5%
7/30/13                 US Corp Debt      60871RAA8 $10,418,000.00  10,000 PRN             SOLE             SOLE
NY Comm Cap Tr V 6%
Pfd                     Convert Pref      64944P307 $14,406,000.00 300,000 PRN             SOLE             SOLE

Ocwen Financial
Corp 3.25%
1-Aug-2024              US Corp Debt      675746AD3 $13,398,000.00  10,750 PRN             SOLE             SOLE
ON Semiconductor 0%
15-Apr-2024             US Corp Debt      682189AE5 $ 1,816,000.00   1,500 PRN             SOLE             SOLE
Pier 1 Imports
6.375% 15-Feb-2036      US Corp Debt      720279AH1 $12,334,000.00  12,500 PRN             SOLE             SOLE
Quanta Services Inc
4.5% 1-Oct-2023         US Corp Debt      74762EAC6 $ 8,360,000.00   3,000 PRN             SOLE             SOLE
Protein Design Lab
2.75% 16-Aug-2023       US Corp Debt      74369LAD5 $15,565,000.00  12,500 PRN             SOLE             SOLE
Simon Property
Group 6% Pfd            Convert Pref      828806802 $11,100,000.00 146,000 PRN             SOLE             SOLE
Solectron .5%
15-Feb-2034             US Corp Debt      834182AT4 $ 4,795,000.00   5,000 PRN             SOLE             SOLE
Standard Motor
Products 6.75%
15-Jul-2009             US Corp Debt      853666AB1 $ 5,215,000.00   5,250 PRN             SOLE             SOLE
Unisource Energy
4.5% 1-Mar-2035         US Corp Debt      909205AB2 $10,329,000.00   9,950 PRN             SOLE             SOLE
Viropharma Inc 2.0%
15-Apr-2007             US Corp Debt      928241AH1 $12,185,000.00  12,500 PRN             SOLE             SOLE
WebMD Corp 3.125%
1-Sep-2025
(HLTH/Emdeon)           US Corp Debt      94769MAG0 $16,218,000.00  15,000 PRN             SOLE             SOLE

West Pharmaceutical
Services 3.75%
15-Mar-2047             US Corp Debt      955306AA3 $ 4,161,000.00   4,000 PRN             SOLE             SOLE